Stock-Based Compensation (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance	82,000	285,000
Number of Shares, Granted		21,000
Number of Shares, Exercised	(40,000)	(77,000)
Number of Shares, Forfeited or expired	(7,000)	(147,000)
Number of Shares, Outstanding, Ending balance	35,000	82,000	285,000
Number of Shares, Vested and exercisable	35,000	81,000
Weighted Average Exercise Price, Outstanding, Beginning balance (in dollars per share)	$ 1.68	$ 0.97
Weighted Average Exercise Price, Granted (in dollars per share)		2.92
Weighted Average Exercise Price, Exercised (in dollars per share)	1.53	1.18
Weighted Average Exercise Price, Forfeited or expired (in dollars per share)	1.34	0.75
Weighted Average Exercise Price, Outstanding, Ending balance (in dollars per share)	1.92	1.68	$ 0.97
Weighted Average Exercise Price, Vested and exercisable (in dollars per share)	$ 1.92	$ 1.69
Weighted Average Remaining Contractual Term Outstanding (in years)	2 years 4 months 6 days	2 years 8 months 5 days	1 year 5 months 5 days
Weighted Average Remaining Contractual Term Vested and exercisable (in years)	2 years 4 months 6 days	2 years 8 months 8 days
Aggregate Intrinsic Value, Outstanding (in dollars)	$ 24,876	$ 59,115	$ 147,656
Aggregate Intrinsic Value, Vested and exercisable (in dollars)	$ 24,876	$ 58,515